UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:__811-21052______

_______BlackRock California Municipal Bond Trust_______
(Exact name of registrant as specified in charter)

100 Bellevue Parkway, Wilmington, DE	19809

(Address of principal executive offices)	(Zip code)

Robert S. Kapito, President

BlackRock California Municipal Bond Trust

_______40 East 52nd Street, New York, NY 10022_______
(Name and address of agent for service)

Registrant's telephone number, including area code:_888-825-2257__________________

Date of fiscal year end:___August 31, 2005

Date of reporting period:__May 31, 2005_________________________________

Item 1. Schedule of Investments.

The registrant’s unaudited schedule of investments as of the close of the reporting period pursuant to Rule 30b1-5 under the Investment Company Act of 1940 is as follows:

PORTFOLIO OF INVESTMENTS
MAY 31, 2005 (Unaudited)

BlackRock California Municipal Bond Trust (BZA)

	Principal
	Amount			Option Call
Rating[1]	(000)			Provisions[2]	Value

			LONG-TERM INVESTMENTS—144.2%
			California—136.7%
AAA	$5,000		Anaheim Pub. Fin. Auth., Pub. Impvt. Proj., Ser. C, Zero Coupon, 9/01/32, FSA	No Opt. Call	$1,298,650
A2	4,000		Edl. Facs. Auth., Univ. of San Diego Proj., Ser. A, 5.25%, 10/01/30	10/12 @ 100	4,244,200
BBB	3,845		Foothill/Eastn. Transp. Corridor Agcy., Toll Road Rev., 5.75%, 1/15/40	01/10 @ 101	3,936,473
			Golden St. Tobacco Sec. Corp.,
BBB	2,000		Ser. A-1, 6.625%, 6/01/40	06/13 @ 100	2,148,160
BBB	1,000		Ser. A-1, 6.75%, 6/01/39	06/13 @ 100	1,088,850
A-	2,500		Ser. B, 5.50%, 6/01/43	06/13 @ 100	2,677,050
A-	1,300		Ser. B, 5.625%, 6/01/38	06/13 @ 100	1,416,623
A	3,270		Hlth. Facs. Fin. Auth., Insured Hlth. Facs. Valleycare, Ser. A, 5.375%, 5/01/27	05/12 @ 100	3,494,224
			Infrastructure & Econ. Dev.,
AAA	3,000	[3]	5.25%, 6/01/07, MBIA	N/A	3,172,980
AAA	1,600		Bay Area Toll Brdgs., Ser. A, 5.00%, 7/01/36, AMBAC	07/13 @ 100	1,689,104
A	3,750		J. David Gladstone Inst. Proj., 5.25%, 10/01/34	10/11 @ 101	3,899,925
AAA	3,500	[4]	Rand Corp. Proj., Ser. A, 5.25%, 4/01/42, AMBAC	04/12 @ 100	3,707,445
A3	1,745		Kaweah Delta Hlth. Care Dist., 6.00%, 8/01/34	08/12 @ 102	1,908,716
			Lathrop Fin. Auth., Wtr. Sply. Proj.,
NR5	655		5.90%, 6/01/27	06/13 @ 100	667,694
NR5	1,180		6.00%, 6/01/35	06/13 @ 100	1,213,724
			Live Oak Unified Sch. Dist., Cap. Apprec. Election Proj., XLCA,
AAA	795		Ser. B, Zero Coupon, 8/01/30	08/18 @ 52.942	210,087
AAA	830		Ser. B, Zero Coupon, 8/01/31	08/18 @ 50.064	206,877
AAA	865		Ser. B, Zero Coupon, 8/01/32	08/18 @ 47.332	203,837
AAA	905		Ser. B, Zero Coupon, 8/01/33	08/18 @ 44.74	201,326
AAA	945		Ser. B, Zero Coupon, 8/01/34	08/18 @ 42.283	198,677
AAA	705		Ser. N, Zero Coupon, 8/01/29	08/18 @ 55.976	197,485
B-	1,000		Los Angeles Regl. Arpt. Impvt., Corp. Lease Rev., Amer. Airlines, Inc. Proj.,
			Ser. B, 7.50%, 12/01/24	12/12 @ 102	1,050,160
B-	680		Los Angeles Regl. Arpt. Impvt. Corp. Lease Rev., Amer. Airlines, Inc. Proj.,
			Ser. C, 7.50%,	12/12 @ 102	713,626
			Multi-Fam. Hsg.,
Aa2	2,225		San Lucas Apts. Proj., Ser. 5, Zero Coupon, 11/01/34	12/11 @ 100	2,348,866
Aa2	2,395		Westgate Courtyard Apts. Proj., Ser. 3, Zero Coupon, 11/01/34	12/11 @ 100	2,527,276
NR5	2,400		Orange Cnty. Cmnty. Facs. Dist., Spl. Tax Rev., Ladera Ranch Proj.,
			Ser. A, 6.00%, 8/15/32	08/10 @ 101	2,549,712
BBB	3,000		Palm Springs Mobile Home Park, Sahara Mobile Home Park Proj.,
			5.75%, 5/15/37	05/12 @ 102	3,187,350
BBB	530		Poll. Ctrl. Sld. Wst., Wst. Mgmt., Inc. Proj., Ser. A-2, 5.40%, 4/01/25	04/15 @ 101	545,709
NR	2,500		San Francisco City & Cnty. Redev. Agcy., Cmnty. Facs. Dist., Mission Bay South Proj.,
			6.25%, 8/01/33	08/11 @ 101	2,600,525
AAA	15,000		Santa Ana Unified Sch. Dist., COP, Zero Coupon, 4/01/29, FSA	No Opt. Call	4,645,800
AAA	2,500		Santa Clara Valley Wtr. Dist., Wtr. Util. Sys. Rev., Ser. A, 5.125%, 6/01/31, FGIC	06/10 @ 100	2,610,075
			Statewide Cmnty. Dev. Auth.,
BBB+	1,500		Daughters of Charity Hlth. Proj., Ser. A, 5.25%, 7/01/30	07/15 @ 100	1,566,795
A+	5,000		Kaiser Permanente Proj., Ser. A, 5.50%, 11/01/32	11/12 @ 100	5,305,450
AA-	3,250		Sutter Hlth. Oblig. Grp. Proj., Ser. B, 5.625%, 8/15/42	08/12 @ 100	3,445,845
A+	1,500		Torrance Hosp. Rev., Torrance Mem. Med Ctr. Proj., Ser. A, 5.50%, 6/01/31	06/11 @ 101	1,579,050

					72,458,346

			Multi-State—7.5%
Baa1	3,500	[6]	Charter Mac Equity Issuer Trust, Ser. B-2, 7.20%, 10/31/14	10/14@ 100	3,998,715

			Total Long-Term Investments (cost $70,358,668)		76,457,061

			SHORT-TERM INVESTMENTS—10.2%
			California—6.4%
A-1+	1,900	[7]	Econ. Recovery, Ser. C-5, 2.86%, 6/01/05, FRDD	N/A	1,900,000
A1+	1,500	[7]	Newport Beach Rev., Hoag Mem. Presbyterian Hosp. Proj., 2.86%, 5/02/05, FRDD	N/A	1,500,000

					3,400,000

1

BlackRock California Municipal Bond Trust (BZA) (continued)

Shares
(000)	Description	Value

	Money Market Fund—3.8%
2,000	AIM Tax Free Investment Co. Cash Reserve Portfolio	$ 2,000,000

	Total Short-Term Investments (cost $5,400,000)	5,400,000

	Total Investments—154.4% (cost $75,758,6688)	$ 81,857,061
	Other assets in excess of liabilities—2.1%	1,126,425
	Preferred shares at redemption value, including dividends payable—(56.5)%	(29,976,634)

	Net Assets Applicable to Common Shareholders—100%	$ 53,006,852

[1]	Using the higher of S&P’s, Moody’s or Fitch’s rating.
[2]	Date (month/year) and price of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates.
[3]	This bond is prerefunded. U.S. government securities, held in escrow, are used to pay interest on this security, as well as retire the bond in full at the date indicated, typically at a premium to par.
[4]	Securities, or a portion thereof, pledged as collateral with a value of $529,635 on 277 short U.S. Treasury Note futures contracts expiring Sept. 2005. The value of such contracts on May 31, 2005 was $31,374,578, with an unrealized loss of $351,771.
[5]	Security is deemed to be of investment grade quality by the investment advisor.
[6]	Security is not registered under the Securities Act of 1933. These securities may be resold in transactions in accordance with Rule 144A under that Act, to qualified institutional buyers. As of May 31, 2005, the Trust held 7.5% of it nets assets, with a current market value of $3,998,715, in securities restricted as to resale.
[7]	For purposes of amortized cost valuation, the maturity date of this instrument is considered to be the earlier of the next date on which the security can be redeemed at par, or the next date on which the rate of interest is adjusted.
[8]	Cost for Federal income purposes is $75,753,862. The net unrealized appreciation on a tax basis is $6,103,199 consisting of $6,103,199 gross unrealized appreciation and $0 gross unrealized depreciation.

KEY TO ABBREVIATIONS

AMBAC	— American Municipal Bond Assurance Corporation	FRDD	— Floating Rate Daily Demand
COP	— Certificate of Participation	FSA	— Financial Security Assurance
FGIC	— Financial Guaranty Insurance Company	MBIA	— Municipal Bond Insurance Association
		XLCA	— XL Capital Assurance

2

Item 2. Controls and Procedures.

(a) The registrant's principal executive officer and principal financial officer have evaluated the registrant's disclosure controls and procedures within 90 days of this filing and have concluded that the registrant’s disclosure controls and procedures are effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-Q was recorded, processed, summarized, and reported timely.

(b) The registrant's principal executive officer and principal financial officer are aware of no changes in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications of the registrant’s principal executive and financial officers pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 are attached as EX-99.CERT.

SIGNATURES

      Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)___BlackRock California Municipal Bond Trust___

By: __/s/ Henry Gabbay_____________________________________________
Name: Henry Gabbay
Title: Treasurer
Date: July 22, 2005

      Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: __/s/ Robert S. Kapito_____________________________________________
Name: Robert S. Kapito
Title: Principal Executive Officer
Date: July 22, 2005

By: __/s/ Henry Gabbay_____________________________________________
Name: Henry Gabbay
Title: Principal Financial Officer
Date: July 22, 2005